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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
          This Amendment (check only one.)      [ ] is a restatement.
                                                [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          NAME: CORUS BANKSHARES, INC.
                          ADDRESS: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael E. Dulberg
Title: Senior Vice President and Chief Accounting Officer
Phone: 773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL              April 24, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:              $  189,213
                                                     (thousands)

List of Other Included Managers:                     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED NONE
---------------------------   --------------  ---------  --------  --------  ---  ----  ----------   --------  -------  ------ ----
AMCORE FINL INC               COMMON SHARES   023912108     2,185    69,100  SH         SOLE                    69,100
AMSOUTH BANCORPORATION        COMMON SHARES   032165102    12,606   466,015  SH         SOLE                   466,015
ASSOCIATED BANC CORP          COMMON SHARES   045487105     4,118   121,179  SH         SOLE                   121,179
BANK OF AMERICA CORPORATION   COMMON SHARES   060505104    30,539   670,594  SH         SOLE                   670,594
BANK NEW YORK INC             COMMON SHARES   064057102     3,604   100,000  SH         SOLE                   100,000
CITIGROUP INC                 COMMON SHARES   172967101    10,627   225,000  SH         SOLE                   225,000
COMERICA INC                  COMMON SHARES   200340107    15,321   264,300  SH         SOLE                   264,300
COMPASS BANCSHARES INC        COMMON SHARES   20449H109     5,504   108,750  SH         SOLE                   108,750
FREMONT GEN CORP              COMMON SHARES   357288109    17,679   820,000  SH         SOLE                   820,000
JP MORGAN CHASE & CO          COMMON SHARES   46625H100    20,856   500,864  SH         SOLE                   500,864
MAF BANCORP INC               COMMON SHARES   55261R108     8,966   204,850  SH         SOLE                   204,850
MERRILL LYNCH & CO INC        COMMON SHARES   590188108    10,396   132,000  SH         SOLE                   132,000
MORGAN STANLEY                COMMON SHARES   617446448     5,151    82,000  SH         SOLE                    82,000
NATIONAL CITY CORP            COMMON SHARES   635405103     2,601    74,520  SH         SOLE                    74,520
REGIONS FINL CORP NEW         COMMON SHARES   7591EP100     5,049   143,554  SH         SOLE                   143,554
SUNTRUST BKS INC              COMMON SHARES   867914103     3,492    48,000  SH         SOLE                    48,000
U S BANCORP DEL               COMMON SHARES   902973304     8,200   268,870  SH         SOLE                   268,870
WACHOVIA CORP 2ND NEW         COMMON SHARES   929903102    22,319   398,191  SH         SOLE                   398,191